JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 93.0%
Alternative Assets — 1.0%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,290	40,753
Fixed Income — 67.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	125,419	1,301,852
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	79,492	581,089
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,540	38,650
JPMorgan Government Bond Fund Class R6 Shares (a)	4,572	43,887
JPMorgan High Yield Fund Class R6 Shares (a)	19,674	122,173
JPMorgan Income Fund Class R6 Shares (a)	33,603	278,233
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	33,085	321,254
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,988	81,075
Total Fixed Income		2,768,213
International Equity — 4.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	2,233	65,936
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,439	53,002
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,021	29,774
JPMorgan International Equity Fund Class R6 Shares (a)	1,868	33,404
Total International Equity		182,116
U.S. Equity — 19.8%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,988	87,496
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	2,370	121,456
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,005	54,570
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,403	59,039
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	369	19,088
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,237	29,741
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,803	162,154
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,870	101,373
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,706	85,061
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,565	87,651
Total U.S. Equity		807,629
Total Investment Companies (Cost $3,753,477)		3,798,711
Exchange-Traded Funds — 5.9%
Alternative Assets — 0.9%
JPMorgan Realty Income ETF (a)	877	37,075
International Equity — 3.7%
JPMorgan International Research Enhanced Equity ETF (a)	2,760	152,027
U.S. Equity — 1.3%
JPMorgan Market Expansion Enhanced Equity ETF (a)	1,090	52,267
Total Exchange-Traded Funds (Cost $209,300)		241,369

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b) (Cost $47,211)	47,211	47,211
Total Investments — 100.1% (Cost $4,009,988)		4,087,291
Liabilities in Excess of Other Assets — (0.1)%		(4,425)
NET ASSETS — 100.0%		4,082,866

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,087,291	$—	$—	$4,087,291

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,358,089	$42,152	$71,361	$(14,771)	$(12,257)	$1,301,852	125,419	$31,275	$76

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	$574,208	$30,078	$12,516	$(2,734)	$(7,947)	$581,089	79,492	$15,995	$—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	36,167	1,835	—	—	648	38,650	6,540	1,834	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	71,438	445	8,288	(2,142)	4,483	65,936	2,233	446	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	52,721	1,222	—	—	(941)	53,002	3,439	1,222	—
JPMorgan Equity Income Fund Class R6 Shares (a)	102,227	3,168	20,601	3,855	(1,153)	87,496	3,988	1,659	1,509
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	29,111	346	4,936	90	5,163	29,774	1,021	345	—
JPMorgan Government Bond Fund Class R6 Shares (a)	47,053	814	2,824	(524)	(632)	43,887	4,572	814	—
JPMorgan High Yield Fund Class R6 Shares (a)	115,153	5,901	—	—	1,119	122,173	19,674	5,901	—
JPMorgan Income Fund Class R6 Shares (a)	277,022	13,335	6,070	(994)	(5,060)	278,233	33,603	10,742	—
JPMorgan International Equity Fund Class R6 Shares (a)	29,048	4,034	3,304	(523)	4,149	33,404	1,868	804	—
JPMorgan International Research Enhanced Equity ETF (a)	169,006	2,858	39,418	(1,770)	21,351	152,027	2,760	3,697	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	114,698	3,771	6,347	(1,401)	10,735	121,456	2,370	673	3,097
JPMorgan Large Cap Value Fund Class R6 Shares (a)	60,261	2,982	11,060	992	1,395	54,570	3,005	735	2,248
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	368,006	7,486	52,491	(3,302)	1,555	321,254	33,085	7,487	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	64,914	—	16,703	688	3,368	52,267	1,090	721	2,605
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	58,280	420	6,117	(2,441)	8,897	59,039	1,403	—	420
JPMorgan Realty Income ETF (a)	48,540	—	6,545	120	(5,040)	37,075	877	764	3,246
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	100,220	1,832	20,612	(1,962)	1,597	81,075	8,988	1,831	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,147	2,106	1,614	(585)	34	19,088	369	78	2,028
JPMorgan Small Cap Value Fund Class R6 Shares (a)	33,349	2,803	5,539	(803)	(69)	29,741	1,237	349	2,454
JPMorgan U.S. Equity Fund Class R6 Shares (a)	176,483	13,132	36,522	11,786	(2,725)	162,154	8,803	1,534	5,539
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	97,267	4,080	8,415	(2,050)	10,491	101,373	1,870	563	3,516
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	40,582	387,290	380,661	—	—	47,211	47,211	1,530	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	89,241	6,059	17,489	1,960	5,290	85,061	2,706	853	1,167
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	41,887	1,089	3,243	(394)	1,414	40,753	4,290	1,089	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	115,532	8,901	33,103	921	(4,600)	87,651	2,565	1,742	7,160
Total	$4,289,650	$548,139	$775,779	$(15,984)	$41,265	$4,087,291		$94,683	$35,065

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
*	Non-income producing security.